SHARE-BASED COMPENSATION (Details Narrative) - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option granted	0		100,005			100,005
Options grant exercise price						$ 0.42
Expected dividend yield
Unrecognized compensation expense	$ 904,780			$ 904,780
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense	0		$ 0	$ 0	$ 0
Weighted average grant date fair value				$ 0.66		$ 0.16
Expected dividend yield
Warrant fair value				$ 232,490
Unrecognized compensation expenses	232,490			$ 232,490		$ 0
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average grant date fair value				$ 0.76
Expected dividend yield				0.00%		0.00%
Time-based Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option granted				363,239		100,005
Options grant exercise price				$ 2.07		$ 0.42
Unrecognized compensation expense	211,442			$ 211,442
Unrecognized compensation expense, recognized period				3 years 3 months 18 days
Perforamance Based Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option granted				944,000
Options grant exercise price				$ 1.45
Unrecognized compensation expense	693,338			$ 693,338
General and Administrative Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense	$ 38,001		$ 21,260	$ 92,629	$ 21,260
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options grant exercise price				$ 2.13
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options grant exercise price				$ 1.06
Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares authorized	2,500,000			2,500,000		2,500,000
Number of shares available for grant	1,092,756			1,092,756		2,399,995
Incentive Plan [Member] | Employees, Directors and Non-employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option granted		1,307,239
Incentive Plan [Member] | Non-Employee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of warrant issued	0	350,000	0	0	0
Warrant exercise price	$ 1.06			$ 1.06
Incentive Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award expiration period				10 years		10 years